RECENT ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of recent accounting pronouncements [Abstract]
Impacts of Recent Accounting Pronouncements

January 1, 2019
Operating lease commitments disclosed as at December 31, 2018 (Note 34)	$14.8
Discounted using the incremental borrowing rate at January 1, 2019	$12.5
Less: Short-term leases recognized on a straight-line basis as an expense	(1.0)
Add: Embedded leases identified in existing service contracts	36.5
Less: Other related to variable payments not based on an index or a rate	(6.2)
Lease liabilities recognized at January 1, 2019 (i)	41.8
Current	$18.7
Non-current	$23.1
$41.8
(i)Lease liabilities are included in Other Financial Liabilities on the consolidated balance sheet.

The associated right-of-use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the consolidated balance sheet on December 31, 2018. There were no onerous lease contracts that would have required an adjustment to the right-of-use assets at the date of initial application.

Right-of-use assets are included in property, plant and equipment on the consolidated balance sheet. The right-of-use assets recognized upon adoption of IFRS 16 relate to the following types of assets:

As at,	January 1, 2019
Properties	$5.3
Vehicles	17.0
Equipment	19.2
$41.5
Segment assets and segment liabilities at December 31, 2019 increased as a result of the change in accounting policy. The following segments were affected by the change in policy:

	Segment assets	Segment liabilities
Canadian Malartic	$1.8	$1.9
Jacobina	7.4	7.3
Cerro Moro	14.5	15.2
El Peñón	10.4	9.4
Minera Florida	1.9	1.8
Corporate and other	7.3	7.9
	$43.3	$43.5